CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Cash Flows from Operating Activities:
Net (loss) income	$ (28,444)	$ (47,072)	$ (6,340)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	12,837	53,814	50,038
Impairment of other intangible assets	0	(67,500)	0
Amortization of deferred lease incentive obligation	256	811	844
Amortization of deferred debt financing costs	(1,165)	(4,224)	(3,812)
Amortization of debt premium, net	(1,006)	(445)	(3,147)
Tender premiums and expenses on OpCo Notes	0	18,595	0
Write-off of unamortized OpCo Notes fair value adjustment	0	(17,803)	0
Write-off of deferred debt issuance costs	0	3,465	0
Share-based compensation	9,958	3,720	5,330
Excess tax benefits from share-based compensation	0	(419)	0
Deferred income taxes	1,995	(44,337)	(19,379)
Provision for doubtful accounts	530	2,743	1,981
Loss (gain) on disposal of property and equipment	(83)	33	8
Other	(138)	(65)	(375)
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	23,969	(15,305)	(8,317)
Inventories	(16,437)	(26,595)	(26,985)
Prepaid expenses and other current assets	(3,126)	(1,805)	(7,814)
Other assets	44	(359)	(81)
Accounts payable	10,669	1,778	11,168
Accrued expenses and other current liabilities	(9,643)	25,596	18,888
Accrued interest	8,280	(2,451)	1,525
Income taxes	(6,372)	9,837	1,686
Other liabilities	(34)	102	(223)
Net cash provided by operating activities	3,908	33,940	20,931
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	0
Purchases of property and equipment, net	(5,748)	(17,437)	(18,738)
Purchase of businesses, net of cash acquired	(82,500)	0	0
Net cash used in investing activities	(913,965)	(17,437)	(18,738)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	0
Proceeds from issuance of Term Loan Facility, net	0	349,125	0
Repayment of OpCo Notes	0	(300,000)	0
Proceeds from issuance of HoldCo Notes	365,000	0	0
Proceeds from ABL Facility	217,500	110,000	124,000
Payments on ABL Facility	(90,000)	(151,000)	(136,500)
Payment of tender premium and expenses on OpCo Notes	0	(18,595)	0
Payments on Term Loan Facility	0	(2,625)	0
Payment of deferred debt financing costs	(26,353)	(8,074)	(228)
Proceeds from stock options exercised	0	2,597	0
Excess tax benefits from share-based compensation	0	419	0
Increase (decrease) in purchase card payable, net	1,289	1,233	822
Payments on capital lease obligations	(193)	(159)	(506)
Proceeds from issuance of common stock	1,454	866	800
Purchases of treasury stock	0	0	0
Net cash (used in) provided by financing activities	819,583	(16,213)	(11,612)
Effect of exchange rate changes on cash and cash equivalents	(65)	(328)	(280)
Net (decrease) increase in cash and cash equivalents	(90,539)	(38)	(9,699)
Cash and cash equivalents at beginning of period	106,340	6,102	15,801
Cash and cash equivalents at end of period	15,801	6,064	6,102
Cash paid (received) during the period for:
Interest	10,783	57,718	60,680
Income taxes, net of refunds	(5,853)	3,403	7,313
Schedule of Non-Cash Investing and Financing Activities:
Non-cash equity contributions from shareholders	23,648	0	140
Property acquired through lease incentives	93	0	0
Contingent consideration associated with acquisitions	0	0	0
Capital expenditures incurred but not yet paid	2,143	2,167	2,117
Predecessor
Cash Flows from Operating Activities:
Net (loss) income				12,824
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization				17,707
Impairment of other intangible assets				0
Amortization of deferred lease incentive obligation				561
Amortization of deferred debt financing costs				(985)
Amortization of debt premium, net				0
Tender premiums and expenses on OpCo Notes				0
Write-off of unamortized OpCo Notes fair value adjustment				0
Write-off of deferred debt issuance costs				2,214
Share-based compensation				15,169
Excess tax benefits from share-based compensation				(4,573)
Deferred income taxes				7,675
Provision for doubtful accounts				1,285
Loss (gain) on disposal of property and equipment				(125)
Other				(494)
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade				(29,822)
Inventories				5,631
Prepaid expenses and other current assets				964
Other assets				38
Accounts payable				(12,415)
Accrued expenses and other current liabilities				8,797
Accrued interest				3,879
Income taxes				(4,048)
Other liabilities				(12)
Net cash provided by operating activities				25,118
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.				0
Purchases of property and equipment, net				(11,966)
Purchase of businesses, net of cash acquired				(3,278)
Net cash used in investing activities				(15,244)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net				0
Proceeds from issuance of Term Loan Facility, net				0
Repayment of OpCo Notes				0
Proceeds from issuance of HoldCo Notes				0
Proceeds from ABL Facility				0
Payments on ABL Facility				0
Payment of tender premium and expenses on OpCo Notes				0
Payments on Term Loan Facility				0
Payment of deferred debt financing costs				(355)
Proceeds from stock options exercised				2,188
Excess tax benefits from share-based compensation				4,573
Increase (decrease) in purchase card payable, net				(3,840)
Payments on capital lease obligations				(456)
Proceeds from issuance of common stock				0
Purchases of treasury stock				(1,450)
Net cash (used in) provided by financing activities				660
Effect of exchange rate changes on cash and cash equivalents				133
Net (decrease) increase in cash and cash equivalents				10,667
Cash and cash equivalents at beginning of period				95,673
Cash and cash equivalents at end of period				106,340
Cash paid (received) during the period for:
Interest				11,663
Income taxes, net of refunds				7,714
Schedule of Non-Cash Investing and Financing Activities:
Non-cash equity contributions from shareholders				0
Property acquired through lease incentives				0
Contingent consideration associated with acquisitions				300
Capital expenditures incurred but not yet paid				$ 1,654